Annual Total Returns- Janus Henderson Large Cap Value Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Large Cap Value Fund - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.94%	(0.37%)	13.12%	27.07%	10.99%	(3.38%)	12.20%	14.46%	(8.54%)	26.38%